Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

Quarterly Financial Data (Unaudited)

	Quarters Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
(In thousands, except per share amounts)	2017	2017	2017	2017
Total revenue	$299,226	$245,412	$191,322	$182,966
Gross profit	92,482	70,923	57,787	53,293
Operating income	2,627	6,834	12,132	3,077
Net income (loss)	5,164	1,303	(11,367)	(3,121)
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$0.06	$0.01	$(0.13)	$(0.03)
Cash dividends per share of Class A common stock	$—	$—	$—	$—
	Quarters Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
(In thousands, except per share amounts)	2016	2016	2016	2016
Total revenue	$210,528	$213,381	$209,875	$181,825
Gross profit	68,969	64,277	61,171	54,827
Operating income	16,140	14,986	10,835	4,541
Net income (loss)	2,163	4,698	2,501	(1,013)
Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$0.03	$0.05	$0.03	$(0.01)
Cash dividends per share of Class A common stock	$1.00	$—	$—	$—